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                     MORGAN STANLEY NASDAQ-100 INDEX FUND
                         1221 Avenue of the Americas
                           New York, New York 10020


                                         March 31, 2006




Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


Re:  Morgan Stanley Nasdaq-100 Index Fund
     File Number - 333-58822
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 22, 2006.


                                                      Very truly yours,
                                                      /s/Joanne Doldo
                                                      Joanne Doldo
                                                      Assistant Secretary



cc:  Amy R. Doberman, Esq.
     Larry Greene